Equity Method Investment (Tables)	6 Months Ended
Jun. 30, 2026
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Carrying Value of our Equity Method Investment
The table below sets forth the carrying value of our equity method investment:

	June 30, 2026	December 31, 2025
(in $ millions)
Opening balance	0.4	0.3
Share options expense to employees of acquiree (1)	—	0.1
Equity in net income (loss) (2)	—	—
Dividends received (3)	(0.1)
Step acquisition and consolidation from April 1, 2026 (note 9)	(0.3)	—
Closing balance	—	0.4
(1) This pertains to 40% of the share options granted by the Company to employees of 2020 Bulkers Management.

(2) Equity in net loss from equity method investment for the three months ended March 31, 2026 amounted to $6,000.
(3) This pertains to dividends declared by Peak Maritime in the three months ended March 31, 2026 and paid in May 2026.